INTANGIBLE ASSETS OTHER THAN GOODWILL - Schedule of recoverable values (Details)	12 Months Ended
Dec. 31, 2024 $ / bbl
Bottom of range
Intangible Assets Other Than Goodwill [Line Items]
Annual growth rate (Terminal)	0.00%
Exchange rate	5.40%
Discount rate based on the Weighted Average Cost of Capital (WACC)	8.20%
Top of range
Intangible Assets Other Than Goodwill [Line Items]
Annual growth rate (Terminal)	4.70%
Exchange rate	5.70%
Discount rate based on the Weighted Average Cost of Capital (WACC)	10.20%
Fuel Price from future prices curves Commodities markets (usd per barrel)	100